CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (UNAUDITED) - USD ($)	Common Stock [Member]	Series E Preferred Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at beginning at Jul. 31, 2013	$ 622		$ 209,953	$ (568,746)	$ (358,171)
Balance at beginning (in shares) at Jul. 31, 2013	622,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for conversion of debt	$ 158		315,677		$ 315,835
Common stock issued for conversion of debt (in shares)	157,918				157,918
Beneficial conversion discount on issuance of convertible note payable			1,118,979		$ 1,118,979
Net Loss				(1,372,360)	(1,372,360)
Balance at ending at Jul. 31, 2014	$ 780		1,644,609	(1,941,106)	(295,717)
Balance at ending (in shares) at Jul. 31, 2014	780,418
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for conversion of debt	$ 403		126,446		$ 126,849
Common stock issued for conversion of debt (in shares)	402,450				402,450
Common shares issued for conversion of notes to related party	$ 826		329,523		$ 330,349
Common shares issued for conversion of notes to related party (in shares)	825,872
Beneficial conversion discount on issuance of convertible note payable			1,142,949		1,142,949
Preferred shares issued for control transaction		$ 1,000	139,000		140,000
Preferred shares issued for control transaction (in shares)		1,000,000
Share rounding on reverse split	$ 2		(2)
Share rounding on reverse split (in shares)	1,888
Net Loss				(2,178,676)	(2,178,676)
Balance at ending at Jul. 31, 2015	$ 2,011	$ 1,000	3,382,525	(4,119,782)	(734,246)
Balance at ending (in shares) at Jul. 31, 2015	2,010,628	1,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for conversion of debt	$ 1,758		35,289		37,047
Common stock issued for conversion of debt (in shares)	1,758,329
Beneficial conversion discount on issuance of convertible note payable			810,752		810,752
Net Loss				(1,661,397)	(1,661,397)
Balance at ending at Apr. 30, 2016	$ 3,769	$ 1,000	$ 4,228,566	$ (5,781,179)	$ (1,547,844)
Balance at ending (in shares) at Apr. 30, 2016	3,768,957	1,000,000